SUBSEQUENT EVENTS (Details Textual) (USD $)	1 Months Ended		5 Months Ended	12 Months Ended	1 Months Ended		6 Months Ended	12 Months Ended							12 Months Ended				3 Months Ended	12 Months Ended
	Jul. 31, 2013	Jun. 30, 2013	Dec. 31, 2011	Dec. 31, 2012	Jul. 31, 2013 Development Area A [Member]	Jul. 31, 2013 Other Areas [Member]	Jun. 30, 2013 Subsequent Event [Member]	Dec. 31, 2012 Subsequent Event [Member]	Dec. 31, 2012 Subsequent Event [Member] Warrant 250,000 [Member]	Dec. 31, 2012 Subsequent Event [Member] Warrant 200,000 [Member]	Dec. 31, 2012 Subsequent Event [Member] Equity Incentive Plan [Member]	Dec. 31, 2012 Subsequent Event [Member] Cash Awards [Member]	Dec. 31, 2012 Subsequent Event [Member] Option Awards [Member]	Dec. 31, 2012 Subsequent Event [Member] Investor [Member]	Dec. 31, 2012 Subsequent Event [Member] Non-Employee Directors [Member]	Dec. 31, 2012 Subsequent Event [Member] Employees [Member]	Dec. 31, 2012 Subsequent Event [Member] Non-Employees [Member]	Dec. 31, 2012 Subsequent Event [Member] Placement Agents [Member]	Mar. 31, 2012 Private Placement [Member]	Dec. 31, 2012 Private Placement [Member]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	26.50%	25.00%			9.00%	16.00%
Effective Income Tax Rate Reconciliation Change In Investment Of Capital Investment	20.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Number Of Shares Authorized (in shares)											5,000,000	25,000	25,000		150,000	1,315,000	1,100,000
Proceeds from Issuance of Common Stock			$ 750	$ 0			$ 500,011	$ 500,011
Number Of Common Stock Issued Upon Convertion Of Warrants (in shares)									250,000	200,000				75,352				14,764
Common Stock Issued Upon Conversion Of Warrants Exercise Price (in dollars per share)									$ 1.50	$ 1.50
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance															$ 1.50
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term															10 years
Common Stock Issuance Per Month In Arrears (in shares)								41,667
Unvested Common Shares For Future Strategic Consultancy Services								166,668
Cash Awards Amount Per Quarter For Committee								$ 16,000
Exercise Price of Warrants (in dollars per share)								$ 1.42												$ 1.50
Exercise Price of Warrants Adjusted (in dollars per share)								$ 1.38											$ 1.3	$ 1.30